As filed with the Securities and Exchange Commission on September 13, 2017.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	24 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	28 [X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectus and statement of additional information of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF, each a series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 12th day of September, 2017.

FRANKLIN TEMPLETON ETF TRUST
(Registrant)

By:	/s/NAVID J. TOFIGH
Navid J. Tofigh
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick O’Connor*
Patrick O’Connor	President and Chief Executive Officer – Investment Management	September 12, 2017

Matthew T. Hinkle*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	September 12, 2017
Gaston Gardey*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer	September 12, 2017

Jennifer M. Johnson*
Jennifer M. Johnson	Trustee	September 12, 2017

Anantha K. Pradeep*
Anantha K. Pradeep	Trustee	September 12, 2017

Rohit Bhagat*
Rohit Bhagat	Trustee	September 12, 2017

Susan R. Thompson*
Susan R. Thompson	Trustee	September 12, 2017

* By: /s/NAVID J. TOFIGH

Navid J. Tofigh

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase